Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 3,303	$ 2,533
Less due within one year	108	139
Total long term non current debt	3,195	2,394
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	746	746
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	643	643
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	657	576
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	717
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	338	315
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	99	117
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	84	92
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 19	$ 44